UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.9%

Asia-37.5%

China-3.5%
1,104,851	China State Construction International Holdings, Ltd.	$1,598,808
260,000	China Vanke Co., Ltd.-Class H	1,272,970
4,000,000	Joy City Property, Ltd.	690,303
300,000	Longfor Properties Co., Ltd.	979,847
		4,541,928
India-7.6%
1,698,765	DB Realty, Ltd. (a)	1,618,539
374,877	Prestige Estates Projects, Ltd.	1,891,662
178,276	Sobha, Ltd.	1,597,662
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	1,391,452
319,557	The Phoenix Mills, Ltd.	3,260,696
		9,760,011
Indonesia-1.6%
15,000,000	PT Bekasi Fajar Industrial Estate TBK	336,109
2,500,000	PT Bumi Serpong Damai TBK	339,844
3,500,000	PT Ciputra Development TBK	355,529
47,000,000	PT Puradelta Lestari TBK	702,095
4,000,000	PT Summarecon Agung TBK	334,616
		2,068,193
Japan-21.3%
75,000	Hoosiers Holdings	533,800
126,245	Hulic Co., Ltd.	1,598,155
1,500	Ichigo Hotel REIT Investment Corp.	1,709,261
415,541	Ichigo, Inc.	1,716,671
2,738	Invincible Investment Corp.	1,269,056
500	Japan Hotel REIT Investment Corp.	370,523
200,000	Kenedix, Inc.	1,271,412
129,100	Mitsui Fudosan Co., Ltd.	3,379,163
90,000	Open House Co., Ltd.	5,284,419
42,728	Resorttrust, Inc.	1,015,656
85,000	Seibu Holdings, Inc.	1,697,353
100,000	Shinoken Group Co., Ltd.	2,404,507
96,000	Sumitomo Realty & Development Co., Ltd.	3,681,011
200,000	Tokyu Fudosan Holdings Corp.	1,575,524
		27,506,511
Philippines-2.3%
1,507,077	Ayala Land, Inc.	1,299,964
10,500,000	Megaworld Corp.	1,013,158
1,500,000	Robinsons Land Corp.	611,111
1	SM Prime Holdings, Inc.	1
		2,924,234
Singapore-0.3%
700,000	Banyan Tree Holdings, Ltd. (a)	330,843
United Arab Emirates-0.9%
1,250,000	Emaar Malls PJSC	786,153

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

250,000	Emaar Properties PJSC	447,869
		1,234,022
	Total Asia (Cost $51,269,667)	48,365,742
Australia-0.6%

Australia-0.6%
100,000	Westfield Corp.	736,501
	Total Australia (Cost $737,165)	736,501
Europe-42.5%

Belgium-1.3%
23,000	VGP NV (a)	1,713,339
France-6.6%
53,778	Accor SA	3,061,316
10,312	Kaufman & Broad SA	538,232
47,526	Klepierre SA	2,170,827
12,000	Nexity SA (a)	722,582
8,000	Unibail-Rodamco SE	2,052,033
		8,544,990
Germany-8.3%
41,500	ADO Properties SA (e)	2,236,155
312,078	Aroundtown SA	2,512,680
14,000	Corestate Capital Holding SA	863,870
19,360	Deutsche Konsum REIT-AG (a)	248,777
161,000	Dream Global Real Estate Investment Trust	1,627,016
75,000	NorthStar Realty Europe Corp.	894,750
56,065	PATRIZIA Immobilien AG (a)	1,403,287
31,753	TLG Immobilien AG	893,324
		10,679,859
Ireland-8.8%
757,791	Cairn Homes PLC (a)	1,787,587
716,668	Dalata Hotel Group PLC (a)	5,205,207
1,100,000	Glenveagh Properties PLC (a)(e)	1,657,965
518,484	Green REIT PLC	1,024,808
866,666	Hibernia REIT PLC	1,648,446
		11,324,013
Italy-0.5%
55,737	COIMA RES SpA (e)	610,346
Netherlands-2.6%
28,333	InterXion Holding NV (a)	1,777,896
19,750	NSI NV	872,933
15,000	Wereldhave NV	745,116
		3,395,945
Norway-0.4%
23,253	Olav Thon Eiendomsselskap ASA	469,349
Poland-1.0%
100,000	Atrium European Real Estate, Ltd. (a)	523,934
493,970	Echo Investment SA	745,665
		1,269,599

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Spain-8.7%
58,646	Aedas Homes SAU (a)(e)	2,286,295
127,917	Hispania Activos Inmobiliarios Socimi SA	2,676,038
161,769	Lar Espana Real Estate Socimi SA	1,829,691
30,000	Melia Hotels International SA	424,610
100,000	Merlin Properties Socimi SA	1,438,956
65,625	Neinor Homes SA (a)(e)	1,507,319
150,000	NH Hotel Group SA	1,141,605
		11,304,514
Sweden-0.6%
100,000	Oscar Properties Holding AB	438,458
19,000	Pandox AB	356,857
		795,315
United Kingdom-3.7%
300,000	Countryside Properties PLC (e)	1,347,721
225,534	IWG PLC	850,516
117,468	LondonMetric Property PLC	298,882
145,391	Purplebricks Group PLC (a)	1,011,110
220,000	St Modwen Properties PLC	1,286,952
		4,795,181
	Total Europe (Cost $41,352,101)	54,902,450

North & South America-20.3%

Brazil-8.1%
300,000	BR Malls Participacoes SA	1,209,981
100,000	Construtora Tenda SA (a)	701,507
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	712,966
836,829	Direcional Engenharia SA (a)	1,720,411
912,132	General Shopping Brasil SA (a)	1,646,189
575,000	MRV Engenharia e Participacoes SA	2,734,228
136,231	Sao Carlos Empreendimentos e Participacoes SA	1,740,730
		10,466,012
Canada-0.2%
30,000	Hudson’s Bay Co.	260,244
Mexico-2.2%
500,024	Corp. Inmobiliaria Vesta SAB de CV	689,382
1,000,000	Grupo GICSA SA de CV (a)	569,533
1,257,643	Hoteles City Express SAB de CV (a)	1,610,253
		2,869,168
United States-9.8%
48,517	Century Communities, Inc. (a)	1,533,137
6,000	Equinix, Inc.	2,731,140
75,000	Five Point Holdings LLC-Class A (a)	1,035,000
25,000	GGP, Inc.	575,750
5,000	LGI Homes, Inc. (a)	338,400
35,000	PulteGroup, Inc.	1,114,050
20,000	QTS Realty Trust, Inc.-Class A	996,000
6,000	Simon Property Group, Inc.	980,220
30,000	Taylor Morrison Home Corp.-Class A (a)	762,900
115,932	TerraForm Power, Inc.-Class A	1,263,659

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

46,700	William Lyon Homes-Class A (a)	1,267,905
		12,598,161
	Total North & South America (Cost $32,224,528)	26,193,585
	Total Common Stocks (Cost $125,583,461)	130,198,278
Rights-0.2%

Asia-0.2%

Japan-0.2%
75,000	Hoosiers Holdings Expiration: March 15, 2018	190,299
Philippines-0.0% (f)
403,041	Robinsons Land Corp. Expiration: February 08, 2018	21,213
	Total Asia (Cost $206,401)	211,512
	Total Rights (Cost $206,401)	211,512
Money Market Funds-0.8%
1,076,366	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.51%	1,076,366
	Total Money Market Funds (Cost $1,076,881)	1,076,366
Total Investments (Cost $126,866,743) (g) - 101.9%		131,486,156
Liabilities in Excess of Other Assets-(1.9)%		(2,432,070)
TOTAL NET ASSETS 100.0%		$129,054,086

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees and the value was determined using significant unobservable inputs. These securities comprised 1.1% of the Fund’s net assets.
(d) Private placement.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 7.5% of the Fund’s net assets.
(f) Amount is less than 0.05%.
(g) See Note 2B for the cost of investments for federal tax purposes.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PJSC-Public Joint Stock Company
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAU-Sociedad Anonima Unipersonal
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Forward Currency Contracts

The following forward currency contracts were held as of January 31, 2018:

Description	Counterparty	Settlement Date	Currency Sold		Settlement Value in USD	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/06/18	12,000,000	EUR	$14,359,536	$15,025,538	$(666,002)
Japanese Yen	State Street Bank and Trust Company	06/06/18	750,000,000	JPY	6,732,532	6,922,679	(190,147)
							$(856,149)

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-106.4%

Apartments-16.5%
15,000	American Campus Communities, Inc.	$576,900
25,625	AvalonBay Communities, Inc. (a)	4,366,500
14,500	Camden Property Trust	1,255,120
68,360	Equity Residential (a)	4,211,659
23,165	Essex Property Trust, Inc. (a)	5,396,982
36,900	UDR, Inc.	1,347,957
		17,155,118

Diversified-3.3%
35,596	Alexander & Baldwin, Inc.	944,006
26,114	American Assets Trust, Inc. (a)	920,780
35,000	Forest City Realty Trust, Inc.-Class A	821,450
23,058	JBG SMITH Properties	778,207
		3,464,443

Health Care-6.0%
16,887	HCP, Inc.	406,639
25,413	Omega Healthcare Investors, Inc.	687,167
27,344	Sabra Health Care REIT, Inc.	494,926
55,712	Ventas, Inc. (a)	3,118,201
24,803	Welltower, Inc.	1,487,436
		6,194,369

Lodging-3.6%
20,200	Ashford Hospitality Prime, Inc.	182,204
29,696	Chatham Lodging Trust	665,190
72,100	Host Hotels & Resorts, Inc.	1,496,796
29,214	Park Hotels & Resorts, Inc.	844,577
15,300	Pebblebrook Hotel Trust	596,700
		3,785,467

Manufactured Homes-2.4%
28,900	Equity LifeStyle Properties, Inc.	2,494,648

Mortgage & Finance-1.0%
50,000	Starwood Property Trust, Inc.	1,019,500

Net Lease-0.7%
9,012	EPR Properties	532,249
30,000	VEREIT, Inc.	216,000
		748,249

Office-Industrial Buildings-47.8%
47,028	Alexandria Real Estate Equities, Inc. (a)	6,099,532
49,611	Boston Properties, Inc.	6,137,377
32,769	CoreSite Realty Corp.	3,549,538
37,087	Cousins Properties, Inc.	333,783
21,169	CyrusOne, Inc.	1,221,240
51,774	Digital Realty Trust, Inc.	5,796,099
57,509	Douglas Emmett, Inc.	2,223,873
26,196	Duke Realty Corp.	691,836
45,455	Empire State Realty Trust, Inc.-Class A	888,645
6,000	Equinix, Inc.	2,731,140
15,714	Hudson Pacific Properties, Inc.	502,377
38,773	Kilroy Realty Corp. (a)	2,765,290

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

18,708	Liberty Property Trust	774,698
15,000	Mack-Cali Realty Corp.	301,050
35,608	Paramount Group, Inc.	535,188
89,400	Prologis, Inc.	5,820,834
35,000	SL Green Realty Corp. (a)	3,518,200
32,537	STAG Industrial, Inc.	823,837
51,058	Terreno Realty Corp.	1,817,665
46,117	Vornado Realty Trust (a)	3,305,667
		49,837,869

REIT - Infrastructure-2.5%
17,500	American Tower Corp.	2,584,750

Retail Centers-16.5%
61,691	CBL & Associates Properties, Inc.	343,002
12,100	Federal Realty Investment Trust (a)	1,461,680
108,000	GGP, Inc.	2,487,240
50,000	Kimco Realty Corp.	795,500
10,000	Regency Centers Corp.	629,100
48,295	Simon Property Group, Inc. (a)	7,889,954
15,297	Taubman Centers, Inc. (a)	943,060
30,928	The Macerich Co. (a)	1,997,021
23,058	Urban Edge Properties	539,096
5,130	Weingarten Realty Investors	151,592
		17,237,245

Storage-6.1%
17,000	Extra Space Storage, Inc.	1,419,160
12,000	National Storage Affiliates Trust	304,440
23,865	Public Storage (a)	4,671,812
		6,395,412
	Total Real Estate Investment Trusts (Cost $53,781,507)	110,917,070

Common Stocks-1.0%

Lodging-1.0%
7,200	Marriott International, Inc.-Class A	1,060,848
	Total Common Stocks (Cost $382,278)	1,060,848

Preferred Stocks-0.7%

Retail Centers-0.7%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	760,266
	Total Preferred Stocks (Cost $659,049)	760,266
Total Investments (Cost $54,822,834) (b) - 108.1%		112,738,184
Liabilities in Excess of Other Assets-(8.1)%		(8,474,425)
TOTAL NET ASSETS 100.0%		$104,263,759

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) See Note 2B for the cost of investments for federal tax purposes.

REIT-Real Estate Investment Trust

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.3%

Asia-15.8%

China-8.5%
2,586,000	Beijing Enterprises Water Group, Ltd. (a)	$1,861,157
765,000	China Everbright International, Ltd.	1,169,604
495,000	China Merchants Port Holdings, Co., Ltd.	1,309,850
1,313,500	China Railway Construction Corp., Ltd.-Class H	1,596,823
80,000	China Unicom Hong Kong, Ltd.-ADR (a)	1,203,200
1,315,000	COSCO SHIPPING Ports, Ltd.	1,376,752
1,650,200	CRRC Corp., Ltd.-Class H	1,634,874
1,500,100	Zhejiang Expressway Co., Ltd.-Class H	1,775,732
		11,927,992

Indonesia-3.6%
4,100,000	PT Jasa Marga Persero TBK	1,745,528
2,500,000	PT Sarana Menara Nusantara TBK	692,758
4,136,700	PT Tower Bersama Infrastructure TBK	1,900,191
3,525,000	PT XL Axiata TBK (a)	787,224
		5,125,701

Japan-2.1%
30,000	East Japan Railway Co.	2,980,214

Philippines-1.6%
1,000,000	International Container Terminal Services, Inc.	2,212,476
	Total Asia (Cost $21,614,783)	22,246,383

Europe-28.0%

Finland-1.0%
70,200	DNA OYJ	1,316,939

France-7.6%
11,100	Aeroports de Paris	2,305,595
17,300	Bouygues SA	961,606
100,000	Suez	1,491,101
137,700	Veolia Environnement SA	3,468,807
22,900	Vinci SA	2,473,540
		10,700,649

Germany-1.0%
12,300	Fraport AG Frankfurt Airport Services Worldwide	1,454,416

Italy-3.7%
73,700	Atlantia SpA	2,441,279
420,400	Enel SpA	2,667,152
		5,108,431

Netherlands-2.1%
421,500	Koninklijke KPN NV	1,475,743
33,000	Koninklijke Vopak NV	1,490,940
		2,966,683

Portugal-1.9%
390,200	NOS SGPS SA	2,657,223

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Spain-6.0%
65,000	Abertis Infraestructuras SA	1,575,278
84,800	Atlantica Yield PLC	1,787,584
107,100	Cellnex Telecom SAU (b)	2,892,097
250,000	EDP Renovaveis SA	2,188,232
		8,443,191
United Kingdom-4.7%
388,046	BT Group PLC	1,407,445
162,533	Ferrovial SA	3,728,122
220,000	Royal Mail PLC	1,466,562
		6,602,129
	Total Europe (Cost $32,804,557)	39,249,661

North & South America-53.5%

Argentina-0.8%
50,000	Loma Negra Cia Industrial Argentina SA-ADR (a)	1,188,000
Brazil-5.3%
495,000	CCR SA	2,434,605
1,075,000	Cosan Logistica SA (a)	3,380,885
162,000	Energisa SA	1,550,847
		7,366,337

Canada-4.6%
18,100	Canadian Pacific Railway, Ltd.	3,349,224
82,900	Enbridge, Inc.	3,034,949
		6,384,173

Mexico-2.7%
225,000	Infraestructura Energetica Nova SAB de CV	1,172,646
255,600	Promotora y Operadora de Infraestructura SAB de CV	2,616,873
		3,789,519

United States-40.1%
18,000	American Electric Power Co., Inc.	1,238,040
19,000	American Tower Corp.	2,806,300
20,000	AT&T, Inc.	749,000
11,500	Black Hills Corp.	638,825
37,200	CMS Energy Corp.	1,664,700
53,500	Comcast Corp.-Class A	2,275,355
60,000	CoreCivic, Inc.	1,392,600
27,400	Crown Castle International Corp.	3,089,898
31,200	DISH Network Corp.-Class A (a)	1,463,280
16,900	DTE Energy Co.	1,785,316
12,100	Dycom Industries, Inc. (a)	1,412,191
56,000	FirstEnergy Corp.	1,842,400
34,100	Genesee & Wyoming, Inc.-Class A (a)	2,722,885
50,600	Great Plains Energy, Inc.	1,574,672
12,400	Kansas City Southern	1,402,812
126,000	Kinder Morgan, Inc.	2,265,480
6,000	Martin Marietta Materials, Inc.	1,369,020
28,000	MasTec, Inc. (a)	1,495,200
19,300	NextEra Energy, Inc.	3,057,506
19,900	Norfolk Southern Corp.	3,002,512
128,400	NRG Yield, Inc.-Class C	2,426,760
47,300	Pattern Energy Group, Inc.-Class A	975,326
46,100	SemGroup Corp.-Class A	1,320,765

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

32,700	T-Mobile U.S., Inc. (a)	2,128,770
64,300	The Geo Group, Inc.	1,449,965
91,400	The Williams Cos., Inc.	2,869,046
260,300	TravelCenters of America LLC (a)	1,145,320
15,400	Union Pacific Corp.	2,055,900
79,700	Vistra Energy Corp. (a)	1,554,150
13,500	Vulcan Materials Co.	1,827,900
17,400	Waste Connections, Inc.	1,249,668
		56,251,562
	Total North & South America (Cost $70,274,611)	74,979,591
	Total Common Stocks (Cost $124,693,951)	136,475,635

Exchange-Traded Funds-1.2%

North & South America-1.2%

United States-1.2%
145,000	Alerian MLP ETF	1,653,000
	Total Exchange-Traded Funds (Cost $1,528,313)	1,653,000

Money Market Funds-2.0%
2,776,064	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.51%	2,776,064
	Total Money Market Funds (Cost $2,777,399)	2,776,064
Total Investments (Cost $128,999,663) (c) - 100.5%		140,904,699
Liabilities in Excess of Other Assets-(0.5)%		(666,111)
TOTAL NET ASSETS 100.0%		$140,238,588

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.1% of the Fund’s net assets.

(c) See Note 2B for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ETF-Exchange-Traded Fund

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SpA-Societa’ Per Azioni is an Italian shared company.

TBK-Indonesian city of Tanjung Balai Karimun

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Forward Currency Contracts

The following forward currency contracts were held as of January 31, 2018:

Description	Counterparty	Settlement Date	Currency Bought/Sold		Settlement Value in USD	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
Hong Kong Dollar	State Street Bank and Trust Company	11/06/18	3,000,000	HKD	$386,756	$385,641	$(1,115)
Hong Kong Dollar	State Street Bank and Trust Company	11/06/18	3,000,000	HKD	386,302	385,641	(661)
							$(1,776)
Contracts Sold:
Euro	State Street Bank and Trust Company	06/06/18	4,000,000	EUR	$4,794,660	$5,008,513	$(213,853)
Hong Kong Dollar	State Street Bank and Trust Company	11/06/18	90,000,000	HKD	11,601,601	11,569,226	32,375
							$(181,478)

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund and Alpine Global Infrastructure Fund are three separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC 820, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2018:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$46,974,290	$—	$1,391,452	$48,365,742
Australia	736,501	—	—	736,501
Europe	54,902,450	—	—	54,902,450
North & South America	26,193,585	—	—	26,193,585
Rights	—	211,512	—	211,512
Money Market Funds	1,076,366	—	—	1,076,366
Total	$129,883,192	$211,512	$1,391,452	$131,486,156

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(856,149)	$—	$(856,149)
Total	$—	$(856,149)	$—	$(856,149)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$110,917,070	$—	$—	$110,917,070
Common Stocks	1,060,848	—	—	1,060,848
Preferred Stocks	760,266	—	—	760,266
Total	$112,738,184	$—	$—	$112,738,184

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$136,475,635	$—	$—	$136,475,635
Exchange-Traded Funds	1,653,000	—	—	1,653,000
Money Market Funds	2,776,064	—	—	2,776,064
Total	$140,904,699	$—	$—	$140,904,699

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$32,375	$—	$32,375
Liabilities
Forward Currency Contracts	—	(215,629)	—	(215,629)
Total	$—	$(183,254)	$—	$(183,254)

*	For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2017	$1,301,587
Realized gain (loss)	—
Change in net unrealized appreciation	89,865
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2018	$1,391,452
Change in net unrealized appreciation/(depreciation) on Level 3 holdings held at period end	$89,865

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2018:

International Real Estate Equity Fund

Asset	Fair Value at 1/31/18	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stock	$1,391,452*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	1.55x to 2.07x	1.81x	Fair Value would Increase

			Price/Book	0.75x to 1.18x	0.97x	Fair Value would Increase

		Income Approach	Adjusted Weighted Average Cost of Capital	16.0%-18.0%	17%	Fair Value would Decrease

* Represents a single security, as of January 31, 2018. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
International Real Estate Equity Fund	$126,866,743	$24,016,337	$(19,396,924)	$4,619,413
Realty Income & Growth Fund	54,822,834	58,928,640	(1,013,290)	57,915,350
Global Infrastructure Fund	128,999,663	16,752,891	(4,847,855)	11,905,036

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign securities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The International Real Estate Equity Fund and Global Infrastructure Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2018

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 23, 2018

* Print the name and title of each signing officer under his or her signature.